                                                      GATEWAY
                                                       FUND


                                                SEMI-ANNUAL REPORT
                                                   JUNE 30, 2002
                                                    (UNAUDITED)




               The
             GATEWAY
              TRUST
          --------------
          P. O. BOX 5211
    CINCINNATI, OH  45201-5211
           800.354.6339

================================================================================
                                  GATEWAY FUND
                   TOTAL RETURNS - JUNE 30, 2002 (UNAUDITED)
================================================================================

                                                     Average Annual Total Return
                                       ------------------------------------------------------------
                                        One        Three       Five        Ten      Since Inception     Price
                                        Year       Years       Years      Years       on 12/7/77      Per Share
                                       --------------------------------------------------------------------------
GATEWAY FUND                           (7.23%)      0.75%       5.69%      7.12%         9.38%         $20.86

Lehman U. S. Intermediate
     Government/Credit Bond Index       8.17%       7.78%       7.20%      6.85%

S&P 500 Index                         (17.98%)     (9.17%)      3.66%     11.42%

                                                     Cumulative Total Return
                                        -------------------------------------------------------------
                                        One        Three       Five       Ten       Since Inception
                                        Year       Years       Years      Years        on 12/7/77
                                        -------------------------------------------------------------
GATEWAY FUND                           (7.23%)      2.28%      31.85%     98.90%       804.64%

Lehman U. S. Intermediate
     Government/Credit Bond Index       8.17%      25.19%      41.57%     93.89%

S&P 500 Index                         (17.98%)    (25.07%)     19.71%    194.89%


Data sources throughout this report: Gateway Investment Advisers, L.P. and TowersData

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded by or accompanied by a prospectus.


================================================================================

================================================================================

                                  GATEWAY FUND
                               CHAIRMAN'S LETTER
================================================================================

Dear Shareholder:

The first half of 2002 was a turbulent time for financial market investors. Even with improving business conditions, corporate profits still declined. Investors reflected their uncertainties by selling stocks relentlessly, particularly in the second quarter.

Portfolio manager Patrick Rogers and his associates worked hard to preserve capital in the face of this very uncertain market. Please read Patrick's comments results and the environment in which they were obtained.

Despite a very difficult equity market environment, option transactions helped your Fund protect assets. Investors have continued to show a preference for the low risk exposure consistently exhibited by the Gateway Fund. In times of great market uncertainty, Gateway's of investors.

We encourage you to visit the Fund's www.gatewayfund.com. The site provides general information website at on the Fund, including daily prices and performance information. We hope you find it informative.

Cordially,
/s/ Walter G. Sall
Walter G. Sall
Chairman


================================================================================

================================================================================
                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT
================================================================================

At the mid-point of 2002, investors had seen two strikingly different quarters. In the first quarter, the equity markets were largely unchanged. The S&P 500 Index finished the quarter up 0.28%. The large capitalization stocks comprising the Dow Jones Industrial Average rose 4.24%, but the tech heavy NASDAQ Composite Index dropped 5.39%. During the first quarter, the Gateway Fund, which invests in the S&P 500 Index, rose 1.36% as call options provided a solid cash flow stream. By contrast, bonds, as represented by the Lehman U. S. Intermediate Government/Credit Bond Index, lost ground and were down 0.22%. The Gateway Fund outperformed both bonds and the broader stock indexes in the first quarter of 2002.

By the end of the first quarter, with economic measures improving rapidly, the Federal Reserve Board declared the recession officially over at its March meeting. Alan Greenspan made it clear that there was little likelihood of further interest rate cuts and that the financial markets should expect increases sometime this year. The bond market suffered from a loss of upward momentum while stocks found new hope in the prospects for advancing corporate profits. Stocks fully recovered from their sharp declines in January and February, but were unable to mount a significant assault into positive territory by quarter-end.

The second quarter of 2002 saw a return to the grinding bear market which began in March 2000. After oscillating in the first three months of the year, the S&P 500 Index fell 13.39% in the second quarter, erasing the gains from the fourth quarter of 2001. Even the Dow declined by 10.68%, and the NASDAQ fell a staggering 20.71%. During this horrendous quarter, the Gateway Fund was still able to provide considerable hedging value, dropping by only 6.37%. Bonds, aided by a flight to quality and hopes for postponed interest rate increases, rallied 3.55% in the second quarter to finish the first half up 3.33%.

During April and May, investors continued to absorb a withering fire of bad financial and economic news. With few exceptions, corporate profits did not respond to the quarter. Anticipation of improved corporate profits helped stabilize the financial markets in the first quarter, but these expectations were not met. As a result, investors returned to the sell side of the market. The S&P 500 Index declined by 6.06% in April as disappointed investors returned to cash and did not seek to reinvest.

By June, the broader stock market, as measured by the S&P 500 Index, had returned to a large persistent decline reminiscent of August and early September 2001. Disclosure of accounting problems at an increasing number of major corporations unnerved investors, although economic news remained positive. As investors increasingly worried about the sustainability of the recovery in the face of major bankruptcies and accelerated layoffs, buyers remained on the sidelines. In addition, continuing weakness in the dollar prompted nervous overseas investors to cash in some of their U. S. stock holdings. The slowdown in the pace of the recovery and declines in consumer spending and confidence increased the likelihood that the Federal Reserve Board would further postpone interest rate increases.


================================================================================

================================================================================
                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT
================================================================================

Two influences on stock markets in the first half of 2002 were concerns regarding the strength of the economic recovery and the ability of corporations to translate apparent economic vitality into earnings. As often occurs, however, perception overshadowed reality as a series of corporations disclosing misleading and perhaps even fraudulent statements of profits. The double-barreled impact of Enron and WorldCom led a crisis which caused the market to discount stock prices to pre-1998 levels.

For the first half of 2002, the S&P 500 Index fell 13.15%, while the Fund was down only 5.10%. From the beginning of the bear market on March 24, 2000 through June 30, 2002, the S&P 500 Index dropped 33.27%. During that same period, the Gateway Fund declined only 5.43%. The strong relative performance was made possible primarily by steadily increasing cash flows from index call option premiums. Put options helped somewhat; however, in grinding bear markets, puts provide less direct benefit to the consistent cash inflow from the sale of call options.

As volatility continues its increase into the second half of 2002, the ability to earn attractive premiums, combined with an equity market showing some signs of stabilizing, bodes well for the Gateway Fund. We are confident that improved economic conditions will translate into corporate profitability. This improved climate may continue to be slow to evolve within the broader equity markets, as true leadership has yet to emerge and key industry problems such as overcapacity in telecommunications and market structure credibility in the energy sector remain. Nonetheless, the hedged equity approach of the Gateway Fund needs only a flat market in which to deliver attractive returns.




/s/ Patrick Rogers

Patrick Rogers, CFA
Portfolio Manager

================================================================================

================================================================================
                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT
================================================================================

                         GROWTH OF A $10,000 INVESTMENT
                          July 1, 1992 - June 30, 2002



                                         Lehman U.S.
                                      Government/Credit
   Gateway Fund      S&P 500 Index       Bond Index

   $10,000.00          $10,000.00        $10,000.00
   $10,142.00          $10,408.00        $10,199.00
   $10,142.00          $10,195.68        $10,300.99
   $10,135.91          $10,315.48        $10,441.08
   $10,200.78          $10,350.55        $10,305.35
   $10,350.74          $10,702.47        $10,266.19
   $10,278.28          $10,833.79        $10,403.76
   $10,391.34          $10,924.36        $10,605.59
   $10,471.36          $11,073.26        $10,773.16
   $10,438.27          $11,306.90        $10,816.25
   $10,458.20          $11,033.61        $10,902.78
   $10,564.67          $11,328.21        $10,878.79
   $10,624.57          $11,361.40        $11,049.59
   $10,684.70          $11,315.73        $11,076.11
   $10,831.83          $11,745.05        $11,252.22
   $10,785.04          $11,654.96        $11,298.35
   $10,885.77          $11,896.11        $11,328.86
   $10,926.05          $11,782.74        $11,265.42
   $11,039.68          $11,925.19        $11,317.24
   $11,227.74          $12,330.65        $11,442.86
   $11,123.26          $11,996.49        $11,273.51
   $10,754.11          $11,474.64        $11,087.49
   $10,852.07          $11,621.74        $11,012.10
   $11,068.97          $11,811.18        $11,019.81
   $10,901.04          $11,521.69        $11,020.91
   $11,210.29          $11,900.06        $11,179.61
   $11,393.03          $12,386.77        $11,214.27
   $11,400.06          $12,084.53        $11,111.10
   $11,590.65          $12,355.23        $11,109.98
   $11,393.00          $11,905.25        $11,059.99
   $11,654.18          $12,081.80        $11,098.70
   $11,849.92          $12,395.08        $11,285.16
   $12,023.08          $12,877.25        $11,518.76
   $12,143.53          $13,257.26        $11,584.42
   $12,241.83          $13,647.02        $11,728.06
   $12,325.08          $14,191.54        $12,082.25
   $12,370.68          $14,521.21        $12,163.20
   $12,446.62          $15,001.86        $12,164.42
   $12,507.37          $15,039.52        $12,275.11
   $12,644.08          $15,674.18        $12,363.50
   $12,682.21          $15,618.23        $12,500.73
   $12,857.61          $16,302.31        $12,664.49
   $12,940.80          $16,616.29        $12,797.47
   $13,109.15          $17,181.91        $12,907.53
   $13,063.27          $17,341.18        $12,756.51
   $13,162.82          $17,508.18        $12,690.17
   $13,331.69          $17,766.25        $12,645.76
   $13,446.88          $18,222.84        $12,635.64
   $13,561.99          $18,292.27        $12,769.58
   $13,346.49          $17,484.12        $12,807.89
   $13,531.20          $17,852.86        $12,818.13
   $13,846.75          $18,856.19        $12,996.31
   $14,016.51          $19,376.24        $13,226.34
   $14,255.77          $20,839.15        $13,400.93
   $14,303.67          $20,426.33        $13,315.16
   $14,543.54          $21,700.93        $13,367.09
   $14,558.96          $21,872.37        $13,392.49
   $14,474.52          $20,975.60        $13,300.08
   $14,769.51          $22,225.74        $13,457.02
   $14,885.89          $23,577.07        $13,568.72
   $15,087.74          $24,633.32        $13,692.19
   $15,359.93          $26,591.67        $13,970.14
   $15,103.26          $25,102.01        $13,900.29
   $15,562.10          $26,475.09        $14,061.53
   $15,320.58          $25,589.76        $14,217.62
   $15,827.07          $26,774.31        $14,248.90
   $16,070.18          $27,234.02        $14,362.89
   $16,326.02          $27,533.60        $14,551.04
   $16,564.70          $29,519.32        $14,539.40
   $16,726.70          $31,031.01        $14,585.93
   $16,897.48          $31,343.18        $14,658.86
   $17,008.50          $30,804.39        $14,765.87
   $17,264.65          $32,055.66        $14,860.37
   $17,230.46          $31,715.87        $14,912.38
   $16,358.26          $27,136.10        $15,146.50
   $16,828.56          $28,874.44        $15,526.68
   $17,410.99          $31,223.09        $15,511.15
   $17,889.80          $33,115.52        $15,509.60
   $18,040.25          $35,023.63        $15,571.64
   $18,339.72          $36,488.32        $15,657.29
   $18,365.39          $35,354.27        $15,427.12
   $18,725.91          $36,768.79        $15,542.83
   $19,035.26          $38,192.84        $15,591.01
   $19,112.54          $37,291.11        $15,470.96
   $19,447.78          $39,360.77        $15,481.79
   $19,318.84          $38,132.71        $15,467.85
   $19,422.00          $37,942.05        $15,480.23
   $19,447.83          $36,902.06        $15,624.19
   $19,911.86          $39,237.22        $15,664.82
   $20,126.71          $40,034.91        $15,683.62
   $20,378.49          $42,392.97        $15,631.86
   $20,472.23          $40,264.84        $15,574.02
   $20,550.03          $39,503.84        $15,701.73
   $21,057.61          $43,367.31        $15,865.03
   $21,135.52          $42,061.96        $15,828.54
   $21,213.73          $41,199.69        $15,853.86
   $21,661.34          $42,217.32        $16,132.89
   $21,635.34          $41,558.73        $16,255.50
   $22,340.65          $44,139.52        $16,447.32
   $22,159.70          $41,808.96        $16,596.99
   $21,977.99          $41,633.36        $16,673.33
   $21,573.59          $38,352.65        $16,900.09
   $21,724.61          $38,540.58        $17,211.05
   $22,274.24          $39,908.77        $17,493.31
   $21,479.05          $36,273.08        $17,659.50
   $20,787.42          $33,976.99        $17,795.48
   $21,365.31          $36,613.61        $17,749.21
   $21,536.24          $36,858.92        $17,848.60
   $21,441.48          $35,963.25        $17,914.64
   $21,413.60          $35,610.81        $18,287.27
   $20,674.83          $33,385.13        $18,470.14
   $19,868.51          $30,690.95        $18,739.81
   $20,172.50          $31,277.15        $19,050.89
   $20,713.13          $33,676.11        $18,860.38
   $20,961.68          $33,972.46        $18,756.65
   $21,028.76          $33,476.46        $18,854.18
   $20,856.32          $32,830.36        $19,003.13
   $21,246.34          $34,064.79        $18,716.18
   $20,713.06          $32,000.46        $19,025.00
   $20,702.70          $31,766.86        $19,215.25
   $19,891.15          $29,505.06        $19,380.50


                                  GATEWAY FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                               ASOF JUNE 30, 2002


                         One Year                   (7.23%)
                         Five Years                  5.69%
                         Ten Years                   7.12%


Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

================================================================================

================================================================================
                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES           COMMON STOCKS - 96.2%                          VALUE (000's)
------           CONSUMER DISCRETIONARY - 13.1%                 --------------
    8,000        American Greetings Corporation - Class A *     $         133
  562,850        AOL Time Warner Inc. *                                 8,280
   13,700        AutoZone, Inc. *                                       1,059
   37,000        Bed Bath & Beyond Inc. *                               1,396
   40,200        Best Buy Co., Inc. *                                   1,459
    4,500        Big Lots, Inc. *                                         285
   10,400        Black & Decker Corporation                               501
   11,300        Brunswick Corporation                                    316
   74,600        Carnival Corporation                                   2,066
    7,700        Centex Corporation                                       445
   26,450        Circuit City Stores - Circuit City Group                 496
   76,000        Clear Channel Communications, Inc. *                   2,434
  120,100        Comcast Corporation - Class A *                        2,814
    9,100        Cooper Tire & Rubber Company                             187
   57,400        Costco Wholesale Corporation *                         2,217
   18,900        Dana Corporation                                         346
   22,500        Darden Restaurants, Inc.                                 556
   71,293        Delphi Corporation                                       941
   10,900        Dillard's, Inc. - Class A
   41,925        Dollar General Corporation                               798
   11,000        Dow Jones & Company, Inc.                                533
   37,100        Eastman Kodak Company                                  1,082
   21,800        Family Dollar Stores, Inc.                               769
   24,400        Federated Department Stores, Inc. *                      969
  230,413        Ford Motor Company                                     3,687
   18,900        Fortune Brands, Inc.                                   1,057
   33,800        Gannett Co., Inc.                                      2,565
  109,800        Gap, Inc.                                              1,559
   70,700        General Motors Corporation                             3,779
   20,700        Goodyear Tire & Rubber Company                           387
   38,500        Harley-Davidson, Inc.                                  1,974
   14,300        Harrah's Entertainment, Inc. *
   21,900        Hasbro, Inc.                                             297
   46,700        Hilton Hotels Corporation                                649
  297,350        Home Depot, Inc.                                      10,922
   11,300        International Game Technology *                          641
   47,800        Interpublic Group of Companies, Inc.                   1,184
   33,700        J. C. Penney Company, Inc.                               742
   11,300        Johnson Controls, Inc.                                   922
   16,100        Jones Apparel Group, Inc. *                              604
    6,400        KB HOME                                                  330
   11,000        Knight-Ridder, Inc.                                      692
   42,300        Kohl's Corporation *

                 See accompanying notes to financial statements.
================================================================================

================================================================================
                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                             VALUE (000's)
------                                                             -------------
                 CONSUMER DISCRETIONARY (CONTINUED)
  25,000         Leggett & Platt, Incorporated                     $         585
  54,500         Limited Brands                                            1,161
  13,400         Liz Claiborne Inc.                                          426
  98,500         Lowe's Companies, Inc.                                    1,172
  30,800         Marriott International, Inc. - Class A                    1,172
  54,900         Mattel, Inc.                                              1,153
  38,200         May Department Stores Company                             1,258
   9,600         Maytag Corporation                                          409
 163,200         McDonald's Corporation                                    4,643
  24,400         McGraw-Hill Companies, Inc.                               1,457
   6,300         Meredith Corporation                                        242
  19,300         New York Times Company - Class A                            994
  34,000         Newell Rubbermaid Inc.                                    1,192
  34,300         NIKE, Inc. - Class B                                      1,840
  17,200         Nordstrom, Inc.                                             390
  39,100         Office Depot, Inc. *                                        657
  23,500         Omnicom Group Inc.                                        1,076
   7,400         Pulte Homes, Inc.                                           425
  22,700         RadioShack Corporation                                      682
   7,400         Reebok International Ltd. *                                 218
  41,000         Sears, Roebuck and Co.                                    2,226
  19,700         Sherwin-Williams Company                                    590
   7,300         Snap-on Incorporated                                        219
  11,000         Stanley Works                                               451
  58,600         Staples, Inc. *                                           1,154
  48,200         Starbucks Corporation *                                   1,198
  25,200         Starwood Hotels & Resorts Worldwide, Inc.                   829
 115,000         Target Corporation                                        4,271
  18,700         Tiffany & Co.                                               658
  69,800         TJX Companies, Inc.                                       1,369
  25,300         Toys R Us, Inc. *                                           442
  38,000         Tribune Company                                           1,653
  16,200         TRW Inc.                                                    920
   7,300         Tupperware Corporation                                      152
  26,700         Univision Communications Inc. - Class A *                   838
  14,100         VF Corporation                                              553
 225,341         Viacom Inc. - Class B *                                   9,998
  16,709         Visteon Corp.                                               237
 566,400         Wal-Mart Stores, Inc.                                    31,158
 258,900         Walt Disney Company                                       4,893
  13,300         Wendy's International, Inc.
   8,400         Whirlpool Corporation                                       549
  37,400         Yum! Brands, Inc. *                                       1,094
                                                                   -------------
                                                                         156,392
                                                                   =============


                See accompanying notes to financial statements.

================================================================================

================================================================================
                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                            VALUE (000's)
------                                                            -------------
                 CONSUMER STAPLES - 9.6%
    4,500         Adolph Coors Company - Class B                   $         280
    7,100         Alberto-Culver Company - Class B                           339
   51,600         Albertson's, Inc.                                        1,572
    8,450         American Standard Companies Inc. *                         635
  112,500         Anheuser-Busch Companies                                 5,625
   84,140         Archer-Daniels-Midland Company                           1,076
   30,300         Avon Products, Inc.                                      1,583
    8,600         Brown-Forman Corporation - Class B                         594
   52,000         Campbell Soup Company                                    1,438
   29,900         Clorox Company                                           1,236
  315,700         Coca-Cola Company                                       17,679
   56,500         Coca-Cola Enterprises Inc.                               1,248
   70,200         Colgate-Palmolive Company                                3,514
   68,000         ConAgra Foods, Inc.                                      1,880
   49,700         CVS Corporation                                          1,521
   46,100         General Mills, Inc.                                      2,032
  134,300         Gillette Company                                         4,549
   44,400         H. J. Heinz Company                                      1,825
   17,300         Hershey Foods Corporation                                1,087
   51,700         Kellogg Company                                          1,854
   66,600         Kimberly-Clark Corporation                               4,129
  102,100         Kroger Co. *                                             2,032
   36,400         Pepsi Bottling Group, Inc.                               1,121
  222,330         PepsiCo, Inc.                                           10,716
  275,300         Philip Morris Companies Inc.                            12,025
  164,400         Procter & Gamble Company                                14,681
   63,700         Safeway Inc. *                                           1,859
   99,400         Sara Lee Corporation                                     2,052
   17,000         Supervalu, Inc.                                            417
   84,700         SYSCO Corporation                                        2,306
   72,700         Unilever NV - ADR                                        4,711
   21,000         UST Inc.                                                   714
  129,800         Walgreen Co.                                             5,014
   18,000         Winn-Dixie Stores, Inc.                                    281
   28,500         Wm. Wrigley Jr. Company                                  1,577
                                                                   -------------
                                                                         115,202
                                                                   =============
                  ENERGY - 7.5%
   16,100         Allegheny Energy, Inc.                                     415
   11,500         Amerada Hess Corporation                                   949
   31,847         Anadarko Petroleum Corporation                           1,570
   17,540         Apache Corporation                                       1,008
    8,700         Ashland Inc.                                               352
   42,400         Baker Hughes Incorporated                                1,411

                 See accompanying notes to financial statements.
================================================================================

================================================================================
                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                            VALUE (000's)
------                                                            -------------

                 ENERGY (CONTINUED)
  17,950         BJ Services Company *                            $         608
  25,500         Burlington Resources Inc.                                  969
 135,557         Chevron Texaco Corporation                              11,997
  79,400         Conoco Inc.                                              2,207
  19,800         Devon Energy Corporation                                   976
  44,500         Dynegy Inc. - Class A                                      320
  14,700         EOG Resources, Inc.                                        584
 869,432         Exxon Mobil Corporation                                 35,577
  54,500         Halliburton Company                                        869
  12,800         Kerr-McGee Corporation                                     685
  14,200         Kinder Morgan, Inc.                                        540
  39,400         Marathon Oil Corporation                                 1,069
  18,000         Nabors Industries, Ltd. *                                  633
  26,353         NiSource Inc.                                              575
  16,900         Noble Corporation *                                        652
  47,300         Occidental Petroleum Corporation                         1,419
  48,140         Phillips Petroleum Company                               2,834
  12,100         Rowan Companies, Inc. *                                    260
 269,700         Royal Dutch Petroleum Company - ADR                     14,906
  73,200         Schlumberger Limited                                     3,404
  10,300         Sunoco, Inc.                                               367
  40,580         Transocean Inc.                                          1,264
  31,200         Unocal Corporation                                       1,153
                                                                  -------------
                                                                         89,573
                                                                  =============
                 FINANCIALS - 19.1%
  33,100         ACE Limited                                              1,046
  66,200         AFLAC Incorporated                                       2,118
  90,700         Allstate Corporation                                     3,354
  13,400         Ambac Financial Group, Inc.                                903
 169,600         American Express Company                                 6,160
 331,636         American International Group, Inc.                      22,628
  46,100         AmSouth Bancorporation                                   1,032
  34,400         Aon Corporation                                          1,014
 200,053         Bank of America Corporation                             14,076
  93,700         Bank of New York Company, Inc.                           3,162
 148,030         Bank One Corporation                                     5,696
  57,500         BB&T Corporation                                         2,220
  12,150         Bear Stearns Companies Inc.                                742
  27,300         Capital One Financial Corporation                        1,667
 173,825         Charles Schwab Corporation                               1,947
  28,405         Charter One Financial, Inc.                                977
  21,500         Chubb Corporation                                        1,522
  20,600         Cincinnati Financial Corporation                           959

                 See accompanying notes to financial statements.

================================================================================

================================================================================
                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                             VALUE (000's)
------                                                             -------------
                 FINANCIALS (CONTINUED)
 653,365         Citigroup Inc.                                     $     25,318
  22,500         Comerica Incorporated                                     1,382
  43,500         Conseco, Inc. *                                              87
  15,700         Countrywide Credit Industries, Inc.                         758
  52,500         Equity Office Properties Trust                            1,580
  34,700         Equity Residential                                          998
 126,700         Fannie Mae                                                9,344
  73,419         Fifth Third Bancorp                                       4,893
  16,450         First Tennessee National Corporation                        630
 132,899         FleetBoston Financial                                     4,299
  33,300         Franklin Resources, Inc.                                  1,420
  88,100         Freddie Mac                                               5,392
  20,100         Golden West Financial Corporation                         1,382
  31,400         Hartford Financial Services Group, Inc.                   1,867
  58,000         Household International, Inc.                             2,883
  32,210         Huntington Bancshares Incorporated                          626
 250,600         J. P. Morgan Chase & Co.                                  8,500
  19,100         Jefferson-Pilot Corporation                                 902
  38,100         John Hancock Financial Services, Inc.                     1,341
  53,700         KeyCorp                                                   1,466
  30,500         Lehman Brothers Holdings Inc.                             1,907
  24,000         Lincoln National Corporation                              1,008
  24,300         Loews Corporation                                         1,305
  35,200         Marsh & McLennan Companies, Inc.                          3,400
  26,800         Marshall & Ilsley Corporation                               815
  18,900         MBIA Inc.                                                 1,068
 108,300         MBNA Corporation                                          3,581
  59,400         Mellon Financial Corporation                              1,867
 107,500         Merrill Lynch & Co., Inc.                                 4,354
  92,200         MetLife, Inc.                                             2,655
  13,600         MGIC Investment Corporation                                 922
 139,200         Morgan Stanley                                            5,997
  77,100         National City Corporation                                 2,564
  28,200         Northern Trust Corporation                                1,242
  23,100         Plum Creek Timber Company, Inc.                             707
  36,400         PNC Financial Services Group, Inc.                        1,903
  27,600         Progressive Corporation                                   1,597
  36,400         Providian Financial Corporation                             214
  28,800         Regions Financial Corporation                             1,012
  22,300         Robert Half International Inc. *                            520
  16,400         SAFECO Corporation                                          507
  29,150         Simon Property Group, Inc.                                1,074
  20,000         SLM Corporation                                           1,938

                See accompanying notes to financial statements.

================================================================================

================================================================================
                                 GATEWAY FUNDS
             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                              VALUE (000S)
------                                                              ------------
                  FINANCIALS (CONTINUED)
   43,300         SouthTrust Corporation                            $     1,131
   26,400         St. Paul Companies, Inc.                                1,027
   41,300         State Street Corporation                                1,846
   28,100         Stilwell Financial, Inc.                                  511
   36,900         SunTrust Banks, Inc.                                    2,499
   37,100         Synovus Financial Corp.                                 1,021
   15,900         T. Rowe Price Group Inc.                                  523
   15,900         Torchmark Corporation                                     607
   26,400         Union Planters Corporation                                855
   31,000         UnumProvident Corporation                                 789
  247,883         U. S. Bancorp                                           5,788
  173,100         Wachovia Corporation                                    6,609
  122,350         Washington Mutual, Inc.                                 4,540
  215,400         Wells Fargo & Company                                  10,783
   16,900         XL Capital Ltd. - Class A                               1,431
   11,900         Zions Bancorporation                                      620
                                                                    -----------
                                                                        229,028
                                                                    ===========
                  HEALTH CARE - 13.2%
  197,400         Abbott Laboratories                                     7,432
   18,300         Aetna Inc.                                                878
   16,800         Allergan, Inc.                                          1,121
   13,100         AmerisourceBergen Corporation                             996
  132,900         Amgen Inc. *                                            5,566
   26,875         Applera Corp. - Applied Biosystems Group                  524
    6,800         Bausch & Lomb Incorporated                                230
   75,200         Baxter International Inc.                               3,342
   33,000         Becton, Dickinson and Company                           1,137
   18,800         Biogen, Inc. *                                            779
   34,450         Biomet, Inc.                                              934
   51,200         Boston Scientific Corporation *                         1,501
  245,500         Bristol-Myers Squibb Company                            6,309
    6,500         C. R. Bard, Inc.                                          368
   57,250         Cardinal Health, Inc.                                   3,516
   23,900         Chiron Corporation *                                      844
   18,500         CIGNA Corporation                                       1,802
  142,600         Eli Lilly and Company                                   8,043
   22,500         Forest Laboratories, Inc. *                             1,593
   26,900         Genzyme Corporation *                                     517
   38,800         Guidant Corporation *                                   1,173
   65,350         HCA Inc.                                                3,104
   31,400         Health Management Associates, Inc. - Class A *            633
   49,900         HEALTHSOUTH Corporation *                                 638
   21,400         Humana Inc. *                                             334

                See accompanying notes to financial statements.
================================================================================

================================================================================
                                 GATEWAY FUNDS
             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                             VALUE (000S)
------                                                             ------------
                  HEALTH CARE (CONTINUED)
   69,375         Immunex Corporation *                            $      1,550
  389,572         Johnson & Johnson                                      20,359
   31,399         King Pharmaceuticals Inc. *                               699
   13,000         Manor Care, Inc. *                                        299
   36,600         McKesson Corporation                                    1,197
   31,700         MedImmune, Inc. *                                         837
  153,900         Medtronic Inc.                                          6,595
  288,800         Merck & Co., Inc.                                      14,625
  798,725         Pfizer Inc.                                            27,955
  163,668         Pharmacia Corporation                                   6,129
   15,400         Quintiles Transnational Corp. *                           192
  186,000         Schering-Plough Corporation                             4,576
   11,200         St. Jude Medical, Inc. *                                  828
   25,000         Stryker Corporation                                     1,338
   41,400         Tenet Healthcare Corporation *                          2,962
   39,700         UnitedHealth Group Incorporated                         3,634
   13,600         Watson Pharmaceuticals, Inc. *                            344
   18,000         Wellpoint Health Networks Inc. *                        1,401
  167,800         Wyeth                                                   8,591
   24,620         Zimmer Holdings, Inc. *                                   878
                                                                   ------------
                                                                        158,303
                                                                   ============
                  INDUSTRIALS - 10.8%
   49,900         3M Co.                                                  6,138
   25,100         Allied Waste Industries, Inc. *                           244
   24,825         American Power Conversion Corporation *                   314
   19,700         AMR Corporation *                                         332
   20,700         Apollo Group, Inc. - Class A *                            816
   78,400         Automatic Data Processing, Inc.                         3,414
   14,000         Avery Dennison Corporation                                879
  106,452         Boeing Company                                          4,790
   48,800         Burlington Northern Santa Fe Corporation                1,464
   43,400         Caterpillar Inc.                                        2,124
  124,800         Cendant Corporation *                                   1,982
   21,500         Cintas Corporation                                      1,062
   63,800         Concord EFS, Inc. *                                     1,923
   21,800         Convergys Corporation *                                   425
   12,100         Cooper Industries, Ltd. - Class A                         476
    7,500         Crane Co.                                                 190
   27,100         CSX Corporation                                           943
    5,200         Cummins, Inc.                                             172
   18,300         Danaher Corporation                                     1,214
   30,100         Deere & Company                                         1,442
   15,800         Delta Air Lines, Inc.                                     316


                 See accompanying notes to financial statements.
================================================================================

================================================================================
                                 GATEWAY FUNDS
             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                             VALUE (000S)
------                                                             ------------
                  INDUSTRIALS (CONTINUED)
    8,400         Deluxe Corporation                               $        327
   25,800         Dover Corporation                                         903
    8,700         Eaton Corporation                                         633
   16,400         Ecolab Inc.                                               758
   54,400         Emerson Electric Co.                                    2,911
   18,500         Equifax Inc.                                              500
   38,000         FedEx Corp.                                             2,029
   96,400         First Data Corporation                                  3,630
   23,650         Fiserv, Inc. *                                            868
   10,500         Fluor Corporation                                         409
   25,700         General Dynamics Corporation                            2,733
1,261,136         General Electric Company                               36,636
   22,000         Genuine Parts Company                                     767
   13,000         Goodrich Corporation                                      355
   23,200         H&R Block, Inc.                                         1,071
 103,300          Honeywell International Inc.                            3,639
   38,800         Illinois Tool Works Inc.                                2,674
   37,700         IMS Health Incorporated                                   677
   21,300         Ingersoll-Rand Company                                    973
   11,400         ITT Industries, Inc.                                      805
   56,000         Lockheed Martin Corporation                             3,892
   58,200         Masco Corporation                                       1,578
    7,800         McDermott International, Inc. *                            63
   24,875         Molex Incorporated                                        834
   19,900         Moody's Corporation                                       990
    7,500         Navistar International Corporation *                      240
   48,700         Norfolk Southern Corporation                            1,139
   14,100         Northrop Grumman Corporation                            1,762
   14,400         PACCAR Inc.                                               639
   15,700         Pall Corporation                                          326
   15,100         Parker-Hannifin Corporation                               722
   47,400         Paychex, Inc.                                           1,483
   31,200         Pitney Bowes Inc.                                       1,239
   10,225         Power-One, Inc. *                                          64
   14,600         R. R. Donnelley & Sons Company                            402
   49,700         Raytheon Company                                        2,025
   23,300         Rockwell Automation, Inc.                                 463
   23,200         Rockwell Collins                                          636
    7,600         Ryder System, Inc.                                        206
   17,049         Sabre Holdings Corporation *                              610
   97,350         Southwest Airlines Co.                                  1,573
   18,100         Textron Inc.                                              849
   22,500         Thermo Electron Corporation *                             371


                 See accompanying notes to financial statements.
================================================================================
                                       13

================================================================================
                                 GATEWAY FUNDS
             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                              VALUE (000S)
------                                                              ------------
                  INDUSTRIALS (CONTINUED)
    7,300         Thomas & Betts Corporation *                      $        136
  253,002         Tyco International Ltd.                                  3,418
   31,800         Union Pacific Corporation                                2,012
   59,400         United Technologies Corporation                          4,033
   12,100         W. W. Grainger, Inc.                                       606
   79,700         Waste Management, Inc.                                   2,076
   16,800         Waters Corporation *                                       449
                                                                    ------------
                                                                         128,794
                                                                    ============
                  INFORMATION TECHNOLOGY - 13.3%
  100,325         ADC Telecommunications, Inc. *                             230
   30,400         Adobe Systems Incorporated                                 866
   42,925         Advanced Micro Devices, Inc. *                             417
   58,425         Agilent Technologies, Inc. *                             1,395
   48,700         Altera Corporation *                                       662
   45,900         Analog Devices, Inc. *                                   1,363
   10,600         Andrew Corporation *                                       158
   44,450         Apple Computer, Inc. *                                     788
  208,000         Applied Materials, Inc. *                                3,956
   38,100         Applied Micro Circuits Corporation *                       180
   13,800         Autodesk, Inc.                                             183
   36,703         Avaya Inc. *                                               182
   31,250         BMC Software, Inc. *                                       519
   41,600         CIENA Corporation *                                        174
  931,475         Cisco Systems, Inc. *                                   12,994
   23,800         Citrix Systems, Inc. *                                     144
   73,100         Computer Associates International, Inc.                  1,161
   21,600         Computer Sciences Corporation *                          1,032
   47,100         Compuware Corporation *                                    286
   23,525         Comverse Technology, Inc. *                                218
  119,875         Corning Incorporated *                                     426
  331,700         Dell Computer Corporation *                              8,671
   60,100         Electronic Data Systems Corporation                      2,233
  281,425         EMC Corporation *                                        2,125
   41,050         Gateway, Inc. *                                            182
  382,855         Hewlett-Packard Company                                  5,850
  852,928         Intel Corporation                                       15,583
  218,800         International Business Machines Corporation             15,754
   26,900         Intuit Inc. *                                            1,337
   25,100         Jabil Circuit, Inc. *                                      530
  168,750         JDS Uniphase Corporation *                                 454
   23,500         KLA-Tencor Corporation *                                 1,034
   16,700         Lexmark International, Inc. *                              908
   40,300         Linear Technology Corporation                            1,267


                 See accompanying notes to financial statements.
================================================================================
                                       14

================================================================================
                                 GATEWAY FUNDS
             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                             VALUE (000S)
------                                                             ------------
                  INFORMATION TECHNOLOGY (CONTINUED)
   46,425         LSI Logic Corporation *                          $        406
  433,640         Lucent Technologies Inc. *                                720
   41,000         Maxim Integrated Products, Inc. *                       1,571
   10,750         Mercury Interactive Corporation *                         247
   76,300         Micron Technology, Inc. *                               1,543
  684,800         Microsoft Corporation *                                37,061
    6,100         Millipore Corporation *                                   195
  282,571         Motorola, Inc.                                          4,075
   22,300         National Semiconductor Corporation *                      650
   12,500         NCR Corporation *                                         436
   41,950         Network Appliance, Inc. *                                 521
  405,725         Nortel Networks Corporation *                             588
   45,950         Novell, Inc. *                                            148
   18,300         Novellus Systems, Inc. *                                  622
   18,500         NVIDIA Corporation *                                      318
  706,748         Oracle Corporation *                                    6,693
   72,157         Palm, Inc. *                                              127
   33,550         Parametric Technology Corporation *                       120
   38,600         PeopleSoft, Inc. *                                        574
   15,800         PerkinElmer, Inc.                                         175
   20,900         PMC-Sierra, Inc. *                                        194
   11,950         QLogic Corporation *                                      455
   97,200         QUALCOMM Incorporated *                                 2,672
   24,600         Rational Software Corporation *                           202
   66,100         Sanmina - SCI Corporation *                               417
   19,875         Scientific-Atlanta, Inc.                                  327
   58,700         Siebel Systems, Inc. *                                    835
  104,350         Solectron Corporation *                                   642
  411,575         Sun Microsystems, Inc. *                                2,062
   28,950         Symbol Technologies, Inc.                                 246
   11,900         Tektronix, Inc. *                                         223
   52,000         Tellabs, Inc. *                                           329
   22,850         Teradyne, Inc. *                                          537
  220,000         Texas Instruments Incorporated                          5,214
   14,100         TMP Software Inc. *                                       303
   40,500         Unisys Corporation *                                      364
   50,860         VERITAS Software Corporation *                          1,006
   24,150         Vitesse Semiconductor Corporation *                        76
   90,500         Xerox Corporation *                                       631
   42,200         Xilinx, Inc. *                                            946
   72,275         Yahoo! Inc. *                                           1,067
                                                                   ------------
                                                                        158,800
                                                                   ============


                 See accompanying notes to financial statements.
================================================================================
                                       15

================================================================================
                                 GATEWAY FUNDS
             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                             VALUE (000S)
------                                                             ------------
                  MATERIALS - 3.0%
   28,800         Air Products and Chemicals, Inc.                 $      1,454
   40,800         Alcan Inc.                                              1,531
  107,920         Alcoa Inc.                                              3,578
   10,473         Allegheny Technologies Incorporated                       166
    6,600         Ball Corporation                                          274
   67,825         Barrick Gold Corporation                                1,288
    6,700         Bemis Company, Inc.                                       318
    7,300         Boise Cascade Corporation                                 252
  114,998         Dow Chemical Company                                    3,954
  130,300         E. I. du Pont de Nemours and Company                    5,785
    9,700         Eastman Chemical Company                                  455
   16,700         Engelhard Corporation                                     473
   18,400         Freeport-McMoRan Copper & Gold, Inc. - Class B *          328
   29,138         Georgia-Pacific Group                                     716
    6,400         Great Lakes Chemical Corporation                          170
   13,800         Hercules Incorporated *                                   164
   23,000         Inco Limited *                                            521
   12,300         International Flavors & Fragrances Inc.                   400
   61,226         International Paper Company                             2,668
   13,300         Louisiana-Pacific Corporation *                           141
   25,225         MeadWestvaco Corporation                                  847
   24,900         Newmont Mining Corporation                                656
   10,200         Nucor Corporation                                         663
   20,300         Pactiv Corporation *                                      481
   10,300         Phelps Dodge Corporation *                                424
   41,700         Placer Dome Inc.                                          467
   21,400         PPG Industries, Inc.                                    1,325
   20,500         Praxair, Inc.                                           1,168
   28,000         Rohm and Haas Company                                   1,134
   10,900         Sealed Air Corporation *                                  439
    9,200         Sigma-Aldrich Corporation                                 461
    6,300         Temple-Inland Inc.                                        365
   11,500         United States Steel Corporation                           229
   12,900         Vulcan Materials Company                                  562
   27,400         Weyerhaeuser Company                                    1,749
   11,000         Worthington Industries, Inc.                              199
                                                                   ------------
                                                                         35,805
                                                                   ============
                  TELECOMMUNICATION SERVICES - 3.9%
  390,500         ALLTEL Corporation                                      1,856
  449,306         AT&T Corp.                                              4,808
  342,909         AT&T Wireless Services Inc. *                           2,006
  238,500         BellSouth Corporation                                   7,513


                 See accompanying notes to financial statements.
================================================================================
                                       16

================================================================================
                                 GATEWAY FUNDS
             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                              VALUE (000S)
------                                                              ------------

                  TELECOMMUNICATION SERVICES (CONTINUED)
   33,450         Broadcom Corporation - Class A *                  $        587
   18,000         CenturyTel, Inc.                                           531
   35,900         Citizens Communications Company *                          300
  101,150         Nextel Communications, Inc. - Class A *                    325
  211,561         Qwest Communications International Inc. *                  592
  426,956         SBC Communications Inc.                                 13,022
   11,443         Skyworks Solutions, Inc.                                    64
  112,850         Sprint Corp. - FON Group                                 1,197
  125,300         Sprint Corp. - PCS Group *                                 560
  344,718         Verizon Communications Inc.                             13,840
                                                                    ------------
                                                                          47,201
                                                                    ============
                  UTILITIES - 2.7%
   68,000         AES Corporation *                                          368
   17,600         Ameren Corporation                                         757
   40,900         American Electric Power Company, Inc.                    1,637
   38,900         Calpine Corporation *                                      273
   20,300         Cinergy Corp.                                              731
   17,000         CMS Energy Corporation                                     187
   26,900         Consolidated Edison, Inc.                                1,123
   20,800         Constellation Energy Group                                 610
   33,617         Dominion Resources, Inc.                                 2,218
   20,600         DTE Energy Company                                         920
   98,800         Duke Energy Corporation                                  3,073
   41,400         Edison International *                                     704
   64,755         El Paso Corporation                                      1,335
   28,100         Entergy Corporation                                      1,193
   40,750         Exelon Corporation                                       2,131
   37,880         FirstEnergy Corp.                                        1,264
   22,300         FPL Group, Inc.                                          1,338
   17,800         KeySpan Corporation                                        670
   50,916         Mirant Corporation *                                       372
    5,700         NICOR Inc.                                                 261
    4,400         Peoples Energy Corporation                                 161
   48,800         PG&E Corporation *                                         873
   11,000         Pinnacle West Capital Corporation                          434
   18,700         PPL Corporation                                            619
   27,753         Progress Energy, Inc.                                    1,443
   26,400         Public Service Enterprise Group Incorporated             1,143
   38,000         Reliant Energy, Incorporated                               642
   26,400         Sempra Energy                                              584
   87,900         Southern Company                                         2,408
   17,800         TECO Energy, Inc.                                          436



                 See accompanying notes to financial statements.
================================================================================
                                       17

================================================================================
                                 GATEWAY FUNDS
             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2002 (UNAUDITED)
================================================================================

SHARES                                                              VALUE (000S)
------                                                              ------------
              UTILITIES (C0NTINUED)
   33,900     TXU Corporation                                      $      1,742
   65,400     Williams Companies, Inc.                                      392
   43,635     Xcel Energy, Inc.                                             732
                                                                   ------------
                                                                         32,774
                                                                   ------------
                  Total common stocks (cost $1,222,719)               1,151,872
                                                                   ------------
CONTRACTS
              PUT OPTIONS - 0.7%
     4,409    On S&P 500 Index expiring July 20,
                2002 at 950                                               4,233
     4,300    On S&P 500 Index expiring August 17,
                2002 at 900                                               3,956
                                                                   ------------
                  Total put options (cost $11,868)                        8,189
                                                                   ------------
              REPURCHASE AGREEMENT - 3.7% **
              1.35% repurchase agreement with U. S. Bank,
                  N.A., dated June 28, 2002, due July 1, 2002
                 (repurchase proceeds $43,832)                           43,827
                                                                   ------------
                  Total common stocks, put options and
                    repurchase agreement - 100.6%                     1,203,888
                                                                   ------------
              CALL OPTIONS OUTSTANDING - (0.6%) ***
   (2,059)    On S&P 500 Index expiring July 20, 2002 at 1025            (1,585)
   (2,531)    On S&P 500 Index expiring July 20, 2002 at 1100              (101)
   (1,606)    On S&P 500 Index expiring July 20, 2002 at 1125               (24)
   (5,438)    On S&P 500 Index expiring August 17, 2002 at 1050          (4,786)
                                                                   ------------
                  Total call options outstanding (premiums
                    received $24,874)                                    (6,496)
                                                                   ------------
              OTHER ASSETS AND LIABILITIES, NET - 0.0%                     (390)
                                                                   ------------
              NET ASSETS - 100.0%                                  $  1,197,002
                                                                   ============

              *    Non-income producing.
              **   Repurchase agreement fully collateralized by
                     U. S. Government Agency obligations.
              ***  The aggregate value of investments that covers
                     outstanding call options is $1,151,872,000.

              ADR - American Depository Receipt.



             See accompanying notes to financial statements.
================================================================================

================================================================================

                                  GATEWAY FUND
         STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

================================================================================

                                                                        (000's)

ASSETS:
Common stocks, at value (cost $1,222,719)                          $ 1,151,872
Put options, at value (cost $11,868)                                     8,189
Repurchase agreement                                                    43,827
Dividends and interest receivable                                        1,373
Receivable for Fund shares sold                                            839
Receivable for investments sold                                             37
Other assets                                                                63
                                                                   -----------
   Total assets                                                      1,206,200
                                                                   ===========

LIABILITIES:
Call options outstanding, at value (premiums
  received $24,874)                                                      6,496
Payable for Fund shares redeemed                                         1,140
Payable for investments purchased                                        1,050
Accrued distribution expenses                                              379
Accrued investment advisory and
  management fees                                                           91
Other accrued expenses and liabilities                                      42
                                                                   -----------
   Total liabilities                                                     9,198
                                                                   -----------
NET ASSETS                                                         $ 1,197,002
                                                                   ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 1,234,760
Undistributed net investment income                                      3,177
Accumulated net realized gain on investment
  transactions                                                          15,213
Net unrealized depreciation on investments                             (56,148)
                                                                   -----------
   Net assets                                                      $ 1,197,002
                                                                   ===========

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                   57,377
                                                                   ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                      $     20.86
                                                                   ===========


                See accompanying notes to financial statements.

================================================================================

================================================================================

                              GATEWAY FUND
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
================================================================================

                                                                     (000's)

INVESTMENT INCOME:
Dividends                                                            $   9,076
Interest                                                                   268
                                                                     ---------
   Total investment income                                               9,344
                                                                     =========
EXPENSES:
Investment advisory and management fees                                  3,749
Distribution expenses                                                    2,203
Trustees' fees                                                              52
Standard & Poor's licensing fees                                            50
Professional fees                                                           42
Registration fees                                                           37
Custodian fees                                                              27
Insurance expense                                                           20
Other expenses                                                              30
                                                                     ---------
   Total expenses                                                        6,210
                                                                     ---------

NET INVESTMENT INCOME                                                    3,134
                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Common stocks                                                           (9,063)
Call options expired and closed                                        104,023
Put options expired and closed                                            (903)
                                                                     ---------
   Net realized gain on investment transactions                         94,057
                                                                     ---------

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
  ON INVESTMENTS:
Common stocks                                                         (172,241)
Call options                                                             6,894
Put options                                                              2,444
                                                                     ---------
   Net change in unrealized appreciation/depreciation
     on investments                                                   (162,903)
                                                                     ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                        (68,846)
                                                                     ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (65,712)
                                                                     =========


                See accompanying notes to financial statements.

================================================================================


======================================================================================================
                                            GATEWAY FUND
                                 STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================

                                                                                            (000's)
                                                                     Six Months
                                                                        Ended              Year
                                                                       June 30,            Ended
                                                                         2002            December 31,
                                                                      (Unaudited)          2001
                                                                      -----------      -----------
FROM OPERATIONS:
Net investment income                                                 $     3,134      $     6,246
Net realized gain (loss) on investment transactions                        94,057          (47,881)
Net change in unrealized appreciation/depreciation on investments        (162,903)         (22,934)
                                                                      -----------      -----------
   Net decrease in net assets from operations                             (65,712)         (64,569)
                                                                      -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                   --             (6,251)
From net realized gain on investment transactions                            --             (1,417)
                                                                      -----------      -----------
   Decrease in net assets from distributions to shareholders                 --             (7,668)
                                                                      -----------      -----------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                 218,204          609,324
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                             --              6,827
Payments for shares redeemed                                             (240,621)        (749,835)
                                                                      -----------      -----------
   Net decrease in net assets from Fund shares transactions               (22,417)        (133,684)
                                                                      -----------      -----------

NET DECREASE IN NET ASSETS                                                (88,129)        (205,921)

NET ASSETS:
Beginning of period                                                     1,285,131        1,491,052
                                                                      -----------      -----------
End of period                                                         $ 1,197,002      $ 1,285,131
                                                                      ===========      ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                   $     3,177      $        43
                                                                      ===========      ===========

FUND SHARE TRANSACTIONS:
Shares sold                                                                 9,963           27,087
Shares issued in reinvestment of distributions to shareholders               --                309
Shares redeemed                                                           (11,041)         (34,000)
                                                                      -----------      -----------
   Net decrease in Fund shares outstanding                                 (1,078)          (6,604)
Shares outstanding, beginning of period                                    58,455           65,059
                                                                      -----------      -----------
Shares outstanding, end of period                                          57,377           58,455
                                                                      ===========      ===========


                 See accompanying notes to financial statements.

======================================================================
                                       21

================================================================================

                                   GATEWAY FUND

FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

================================================================================

                                       Six Months
                                         Ended
                                        June 30,                                      Year Ended December 31,
                                          2002            ------------------------------------------------------------------------
                                       (Unaudited)            2001            2000            1999           1998          1997
                                      -------------       -----------    ------------    -------------    ----------    ----------
BEGINNING NET ASSET VALUE             $       21.98       $     22.92    $      23.67    $       21.02    $    18.85    $    18.48
                                      -------------       -----------    ------------    -------------    ----------    ----------

INVESTMENT OPERATIONS:
Net investment income                          0.05              0.11            0.08             0.07          0.12          0.18
Net gain (loss) on investments                (1.17)            (0.92)           1.49             2.65          2.18          2.09
                                      -------------       -----------    ------------    -------------    ----------    ----------
   Total from investment operations           (1.12)            (0.81)           1.57             2.72          2.30          2.27
                                      -------------       -----------    ------------    -------------    ----------    ----------

DISTRIBUTIONS:
Dividends from net investment income           --               (0.11)          (0.08)           (0.07)        (0.12)        (0.18)
Distributions from net realized gain           --               (0.02)          (2.24)            --           (0.01)        (1.72)
                                      -------------       -----------    ------------    -------------    ----------    ----------
   Total distributions                         --               (0.13)          (2.32)           (0.07)        (0.13)        (1.90)
                                      -------------       -----------    ------------    -------------    ----------    ----------

ENDING NET ASSET VALUE                $       20.86       $     21.98    $      22.92    $       23.67    $    21.02    $    18.85
                                      =============       ===========    ============    =============    ==========    ==========

TOTAL RETURN                                  (5.10%)(1)        (3.53%)          6.61%           12.97%        12.26%        12.35%

ENDING NET ASSETS (000'S)             $   1,197,002       $ 1,285,131    $  1,491,052    $     922,128    $  464,200    $  255,458

AVERATE NET ASSETS RATIOS:
Net expenses                                   0.97%(2)          0.97%           0.98%            0.98%         0.99%         1.07%
Net investment income                          0.49%(2)          0.43%           0.33%            0.37%         0.66%         0.90%

PORTFOLIO TURNOVER RATE                           0%               18%             22%              11%           12%           82%

(1) Unannualized.
(2) Annualized.




                See accompanying notes to financial statements.

================================================================================

================================================================================
                                  GATEWAY FUND
            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


 1.  SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of two diversified mutual funds. The financial statements of the Gateway Fund (the Fund) are included in this report. The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant

INVESTMENTS VALUATION - The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. The Fund values option contracts (both purchased and written) at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2001, on a tax basis, the Fund had undistributed ordinary income of $43,000 and a net capital loss carryforward expiring December 31, 2009 of $65,208,000. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and the tax recognition of net unrealized appreciation on open option contracts at year-end. There were no differences between the book basis and tax basis of distributions paid for the years ended December 31, 2001 and 2000.

At June 30, 2002, based on a $1,217,522,000 tax cost of common stocks and options, gross unrealized appreciation totaled $166,343,000 and gross unrealized depreciation totaled $230,300,000.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

================================================================================

================================================================================
                                  GATEWAY FUND
            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  TRANSACTIONS WITH AFFILIATES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of the Fund's average daily net assets management fee under the terms of a Management Agreement at an annual rate of 0.925% of the assets minus all distribution expenses incurred by the Fund. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the under the Management Agreement.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund's average daily net assets, Fund's expenses to this level.

3.  INVESTMENT TRANSACTIONS
For the six months ended June 30, 2002, cost of purchases of investment securities (excluding short-term investments) totaled $49,362,000 and proceeds from sales totaled $2,747,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 2002, transactions in written options were as follows:


                                            Contracts       Premiums
                                            --------------------------
Outstanding at December 31, 2001             11,206         $  43,405
Options written                              45,218           119,785
Options terminated in closing
     purchase transactions                  (37,497)         (117,709)
Options expired                              (7,293)          (20,607)
                                            -------         ---------
Outstanding at June 30, 2002                 11,634         $  24,874
                                            =======         =========

4.  BANK LINE OF CREDIT
The Fund has an uncommitted $75.0 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2002, bear interest at the minus 0.50%. There are no fees associated with maintaining this facility. During the six months ended June 30, 2002, there were no borrowings on this line of credit.

================================================================================

                                    WEB SITE
              For general information regarding the Gateway Fund,

                         visit us at www.gatewayfund.com


                             ----------------------

                                  AFFORDABILITY
                        $1,000 Minimum Initial Investment

                       $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                            No Annual Account Charges

                               No-Fee IRA Account

                             ----------------------

                                   CONVENIENCE
                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                          Systematic Withdrawal Program

                              Telephone Redemptions

                             ----------------------
                                   FLEXIBILITY
                   Available for numerous investment options:

                                   Individuals

                                      IRAs

                                     Trusts

                                  Pension Plans

                                 Gifts to Minors

                                                           CINCINNATI (R)
                                                    ------------FUND------------


        CINCINNATI(R)                                SEMI-ANNUAL REPORT
-------------FUND------------                          JUNE 30, 2002
P.O. BOX 5211   CINCINNATI, OHIO 45201-5211
      (800) 354-5525                                     (UNAUDITED)

                               CINCINNATI FUND(R)

-------------------Total Returns - June 30, 2002 (Unaudited)-------------------

                                         Average Annual Total Return
                          --------------------------------------------------------
                              One           Three         Five     Since Inception    Price
                              Year          Years         Years    on 11/7/94       Per share
                              ----          -----         -----    ----------       ---------

CINCINNATI FUND (R)          (7.19%)       (1.67%)        4.39%        10.92%         $17.46

S&P 500 Index               (17.98%)       (9.17%)        3.66%

Russell 2000 Index           (8.60%)        1.67%         4.44%

                                         Cumulative Total Return
                           -------------------------------------------------------
                              One           Three         Five     Since Inception
                              Year          Years         Years    on 11/7/94
                              ----          -----         -----    ----------
CINCINNATI FUND (R)          (7.19%)       (4.93%)       23.97%       120.94%

S&P 500 Index               (17.98%)      (25.07%)       19.71%

Russell 2000 Index           (8.60%)        5.09%        24.28%


Data sources throughout this report: Gateway Investment Advisers, L.P. and TowersData

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded by or accompanied by a prospectus.

================================================================================

                               CINCINNATI FUND(R)

--------------------------------Chairman's Letter------------------------------


Dear Shareholder:

The Greater Cincinnati business community has a long record of fiscal conservatism. As stock markets deteriorated throughout the first half of 2002, Greater Cincinnati Area companies amply demonstrated their control of business risk factors. This provided an island of fiscal safety in the sea of market storms that prevailed in the first six months of 2002. The publicly owned companies, represented fully in the Cincinnati Fund's were able to preserve most of the this turbulent environment.

Portfolio manager Patrick Rogers works hard to fully represent the regional business environment in the Cincinnati Fund's portfolio. His report on the following pages highlights the first half of the year and the Fund's performance in this uncertain market.

The character of Greater Cincinnati's hard-working citizens and the integrity of its business leaders has led to a long history of investment success. As always, the Cincinnati Fund will strive to deliver the benefits of that success as efficiently as possible.

Cordially,

/s/ Walter G. Sall

Walter G. Sall
Chairman

================================================================================

                               CINCINNATI FUND(R)

---------------------------Portfolio Manager's Report--------------------------


From the beginning of this current bear market on March 24, 2000 to June 30, 2002, the S&P 500 Index dropped 33.27%, while the tech-heavy NASDAQ Composite Index fell a stunning 70.32%. Even the blue-chip Dow Jones Industrial Average declined by 13.52%. Despite this widespread pain, the Cincinnati Fund held its ground amazingly well, gaining 2.09% during this period. Many factors contributed to this excellent comparative performance, including our base, minimal exposure to the technology industry and conservative business practices.

The first half of 2002 continued to be a difficult period for investors to earn positive rates of return. The broader stock market, as measured by the S&P 500 Index, suffered a large persistent decline reminiscent of August and early September 2001. Disclosure of accounting problems at an increasing number of major corporations unnerved investors, although economic news remained positive. As investors increasingly worried about the sustainability of the recovery in the face of major bankruptcies and accelerated layoffs, buyers remained on the sidelines. In addition, continued weakness in the dollar prompted nervous overseas investors to cash in some of their U. S. stock holdings. Nonetheless, the Cincinnati Fund continued to show its resiliency, only falling by 1.80% for the first six months of 2002 as compared to the S&P 500 Index that dropped 13.15%.


                             TOP FIVE PERFORMERS
                          JANUARY 1 - JUNE 30, 2002
                          (PRICE APPRECIATION ONLY)

                  Ohio Casualty Corporation            30.22%
                  Frisch's Restaurants, Inc.           29.00%
                  Duke Realty Corporation              23.25%
                  E. W. Scripps Company - Class A      17.13%
                  Procter & Gamble Company             14.75%

================================================================================

                               CINCINNATI FUND(R)
---------------------------Portfolio Manager's Report--------------------------


                                TOP FIVE HOLDINGS
                                  JUNE 30, 2002
                         (AS A PERCERTAGE OF NET ASSETS)

        Procter & Gamble Company                        7.15%

        Fifth Third Bancorp                             6.63%

        Cinergy Corp.                                   5.62%

        Cintas Corporation                              5.40%

        E. W. Scripps Company - Class A                 5.00%


As the economy continues to show signs of recovery, the companies which comprise the Greater Cincinnati economy are well positioned to translate improved economic conditions into corporate profitability. The resilience of these firms over the last several years and their return to positive earnings growth should allow the Fund to further benefit from the economic recovery.

/s/ Patrick Roger

Patrick Rogers, CFA
Portfolio Manager

================================================================================

                               CINCINNATI FUND(R)
---------------------------Portfolio Manager's Report--------------------------

                         GROWTH OF A $10,000 INVESTMENT
                November 7, 1994 (inception date) - June 30, 2002


                                       Russell 2000
 Cincinnati Fund     S&P 500 Index         Index

    $10,000.00         $10,000.00        $10,000.00
     $9,780.00          $9,635.80         $9,596.00
     $9,910.00          $9,778.70         $9,854.13
    $10,070.00         $10,032.26         $9,729.97
    $10,350.00         $10,422.52        $10,134.74
    $10,620.00         $10,730.08        $10,309.05
    $10,930.00         $11,045.55        $10,537.92
    $11,290.03         $11,486.27        $10,719.17
    $11,650.07         $11,753.09        $11,275.49
    $12,099.77         $12,142.12        $11,924.96
    $12,310.30         $12,172.60        $12,171.81
    $12,739.93         $12,686.28        $12,389.68
    $12,689.93         $12,640.99        $11,835.86
    $13,169.61         $13,194.66        $12,332.97
    $13,407.98         $13,448.79        $12,658.56
    $13,459.07         $13,906.59        $12,644.64
    $13,918.97         $14,035.50        $13,039.15
    $14,542.26         $14,170.67        $13,305.15
    $14,552.44         $14,379.54        $14,016.97
    $14,920.33         $14,749.10        $14,569.24
    $14,767.10         $14,805.29        $13,970.45
    $13,929.80         $14,151.19        $12,750.83
    $14,542.99         $14,449.64        $13,491.65
    $15,156.12         $15,261.71        $14,019.17
    $14,869.98         $15,682.63        $13,803.28
    $15,922.62         $16,866.67        $14,371.97
    $16,087.10         $16,532.54        $14,748.52
    $16,452.76         $17,564.17        $15,043.49
    $16,619.92         $17,702.93        $14,679.44
    $16,275.23         $16,977.11        $13,986.57
    $16,515.45         $17,988.94        $14,025.73
    $17,183.99         $19,082.67        $15,585.39
    $17,821.18         $19,937.57        $16,254.00
    $18,730.06         $21,522.61        $17,009.81
    $18,301.70         $20,316.91        $17,399.34
    $19,315.06         $21,428.25        $18,672.97
    $19,158.42         $20,711.69        $17,853.23
    $19,889.70         $21,670.43        $17,737.18
    $20,749.33         $22,042.51        $18,047.58
    $20,608.23         $22,284.98        $17,762.43
    $21,723.34         $23,892.17        $19,075.07
    $22,881.20         $25,115.69        $19,860.97
    $22,640.72         $25,368.36        $19,970.20
    $22,006.55         $24,932.27        $18,893.81
    $22,476.61         $25,945.02        $18,933.49
    $21,689.48         $25,670.01        $17,399.87
    $18,672.26         $21,963.26        $14,020.82
    $19,361.08         $23,370.22        $15,118.65
    $20,858.85         $25,271.16        $15,735.49
    $21,667.75         $26,802.84        $16,560.03
    $23,216.78         $28,347.22        $17,585.09
    $23,116.49         $29,532.70        $17,818.98
    $22,581.80         $28,614.83        $16,375.64
    $22,370.21         $29,759.71        $16,631.10
    $23,473.06         $30,912.30        $18,121.24
    $23,294.90         $30,182.46        $18,385.82
    $23,239.23         $31,857.59        $19,216.85
    $22,760.27         $30,863.63        $18,690.31
    $21,902.43         $30,709.31        $17,998.77
    $20,832.94         $29,867.57        $18,002.37
    $21,745.42         $31,757.59        $18,074.38
    $21,801.09         $32,403.22        $19,153.42
    $22,256.73         $34,311.77        $21,321.59
    $21,212.89         $32,589.32        $20,978.31
    $19,653.74         $31,973.38        $24,441.83
    $21,707.56         $35,100.38        $22,831.11
    $21,785.70         $34,043.86        $21,456.68
    $21,739.95         $33,345.96        $20,205.76
    $21,079.06         $34,169.60        $21,967.70
    $20,967.34         $33,636.56        $21,260.34
    $22,323.93         $35,725.39        $22,882.50
    $22,256.96         $33,839.09        $22,209.76
    $22,021.03         $33,696.96        $21,219.20
    $21,582.81         $31,041.64        $19,039.99
    $22,905.84         $31,193.75        $20,675.52
    $23,212.78         $32,301.12        $21,752.72
    $22,353.91         $29,358.49        $20,325.74
    $21,629.64         $27,500.10        $19,331.81
    $22,538.08         $29,634.11        $20,843.56
    $23,937.70         $29,832.66        $21,356.31
    $23,803.65         $29,107.72        $22,093.10
    $23,827.45         $28,822.47        $20,897.87
    $22,795.72         $27,021.06        $20,222.87
    $21,174.95         $24,840.46        $17,500.87
    $20,217.84         $25,314.92        $18,524.67
    $21,629.04         $27,256.57        $19,958.48
    $22,496.37         $27,496.43        $21,189.92
    $22,206.17         $27,094.98        $20,969.54
    $22,434.89         $26,572.05        $20,394.97
    $23,751.82         $27,571.16        $22,034.73
    $23,687.69         $25,900.34        $22,235.25
    $23,131.03         $25,711.27        $21,248.00
    $22,092.44         $23,880.63        $20,194.10


                       CINCINNATI FUND
                  AVERAGE ANNUAL TOTAL RETURNS
                      AS OF JUNE 30, 2002


            One Year                     (7.19%)
            Five Years                    4.39%
            Life of Fund                 10.92%



Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

================================================================================
                                       5

                               CINCINNATI FUND(R)
-------------Portfolio of Investments - June 30, 2002 (Unaudited)-------------


SHARES                                                              VALUE
------                                                              -----
                 COMMON STOCKS - 94.6%
                 CONSUMER DISCRETIONARY - 17.4%
   7,422         Clear Channel Communications, Inc. *           $    237,652
   6,900         E. W. Scripps Company - Class A                     531,300
   5,000         Federated Department Stores, Inc. *                 198,500
   9,558         Ford Motor Company                                  152,928
   6,490         Frisch's Restaurants, Inc.                          128,178
   2,300         Gannett Co., Inc.                                   174,570
   1,600         General Motors Corporation                           85,520
   5,700         Harte-Hanks, Inc.                                   117,135
  15,025         Pomeroy Computer Resources, Inc. *                  219,065
                                                                 -----------
                                                                   1,844,848
                                                                 -----------
                 CONSUMER STAPLES - 11.9%
     200         J. M. Smucker Company                                 6,826
  24,900         Kroger Co. *                                        495,510
   8,500         Procter & Gamble Company                            759,050
                                                                 -----------
                                                                   1,261,386
                                                                 -----------
                 ENERGY - 1.8%
   4,700         Ashland Inc.                                        190,350
                                                                 -----------

                 FINANCIALS - 29.6%
   8,300         American Financial Group, Inc.                      198,370
  10,529         Cincinnati Financial Corporation                    489,914
  11,300         Duke Realty Corporation                             327,135
  10,572         Fifth Third Bancorp                                 704,624
   2,046         First Financial Bancorp                              40,040
   2,300         Great American Financial Resources, Inc.             44,390
   3,804         KeyCorp                                             103,849
   5,600         Midland Company                                     282,632
   3,000         Ohio Casualty Corporation *                          62,700
   1,700         PNC Financial Services Group, Inc.                   88,876
  10,125         Provident Financial Group, Inc.                     293,726
  21,900         U. S. Bancorp                                       511,365
                                                                 -----------
                                                                   3,147,621
                                                                 -----------
                 HEALTH CARE - 4.7%
   5,100         Johnson & Johnson                                   266,526
   4,700         Kendle International Inc. *                          63,920
   9,522         Meridian Bioscience, Inc.                            65,702
   4,000         Omnicare, Inc.                                      105,040
                                                                 -----------
                                                                     501,188
                                                                 -----------


                 See accompanying notes to financial statements.

================================================================================

                               CINCINNATI FUND(R)
 -------------PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)-------------


SHARES                                                                 VALUE
------                                                                 -----

            INDUSTRIALS -    21.3%
  11,800    Chemed Corporation                                    $    444,742
  11,600    Cintas Corporation                                         573,040
  13,200    Convergys Corporation *                                    257,136
   3,700    Delta Air Lines, Inc.                                       74,000
  10,900    General Electric Company                                   316,645
  24,550    LSI Industries Inc.                                        450,984
  14,100    Milacron Inc.                                              145,230
                                                                   -----------
                                                                     2,261,777
                                                                   -----------
            MATERIALS - 1.6%
   2,000    AK Steel Holding Corporation                                25,620
   6,000    Multi-Color Corporation *                                   89,916
   6,000    NS Group, Inc. *                                            55,500
                                                                   -----------
                                                                       171,036
                                                                   -----------
            TELECOMMUNICATION SERVICES - 0.7%
   1,300    AT&T Corp.                                                  13,910
  23,200    Broadwing Inc. *                                            60,320
                                                                   -----------
                                                                        74,230
                                                                   -----------
            UTILITIES - 5.6%
  16,600    Cinergy Corp.                                              597,434
                                                                   -----------

               Total common stocks (cost $6,021,048)                10,049,870

            REPURCHASE AGREEMENT - 5.3% **
            1.35% repurchase agreement with U. S. Bank, N. A.,
             dated June 28, 2002, due July 1, 2002
             (repurchase proceeds $558,063)                            558,000
                                                                   -----------

               Total common stocks and repurchase
                 agreement - 99.9%                                  10,607,870

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                13,416
                                                                   -----------
            NET ASSETS -    100.0%                                 $10,621,286
                                                                   ===========



            *    Non-income producing.
            ** Repurchase agreement fully collateralized by U. S. Government Agency obligations.





                See accompanying notes to financial statements.

================================================================================

                               CINCINNATI FUND(R)

--------Statement of Assets and Liabilities - June 30, 2002 (Unaudited)--------


ASSETS:
Common stocks, at value (cost $6,021,048)                       $ 10,049,870
Repurchase agreement                                                 558,000
Cash                                                                     331
Dividends and interest receivable                                     12,986
Other assets                                                           7,509
                                                                ------------
   Total assets                                                   10,628,696
                                                                ------------

LIABILITIES:
Accrued investment advisory and management fees                          408
Other accrued expenses and liabilities                                 7,002
                                                                ------------
   Total liabilities                                                   7,410
                                                                ------------

NET ASSETS                                                      $ 10,621,286
                                                                ============

NET ASSETS CONSIST OF:
Paid-in capital                                                 $  6,414,663
Accumulated net investment loss                                       (2,871)
Accumulated net realized gain on investment transactions             180,672
Net unrealized appreciation on investments                         4,028,822
                                                                ------------
   Net assets                                                   $ 10,621,286
                                                                ============

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                608,211
                                                                ============

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                   $      17.46
                                                                ============





                 See accompanying notes to financial statements.

================================================================================

                               CINCINNATI FUND(R)

--Statement of Operations - For the Six Months Ended June 30, 2002 (Unaudited)--


INVESTMENT INCOME:
Dividends                                                       $  90,778
Interest                                                            1,592
                                                                ---------
   Total investment income                                         92,370
                                                                ---------

EXPENSES:
Transfer agent and accounting fees                                 39,000
Investment advisory and management fees                            27,203
Professional fees                                                   7,622
Reports to shareholders                                             7,465
Trustees' fees                                                      5,303
Registration fees                                                   4,470
Custodian fees                                                      3,929
Insurance expense                                                   1,526
Other expenses                                                      2,591
                                                                ---------
   Total expenses                                                  99,109
Investment advisory and management fees waived                     (3,868)
                                                                ---------
   Net expenses                                                    95,241
                                                                ---------

NET INVESTMENT LOSS                                                (2,871)
                                                                ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions                      180,672
Net decrease in unrealized appreciation on investments           (356,478)
                                                                ---------
   Net realized and unrealized loss on investments               (175,806)
                                                                ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS                      $(178,677)
                                                                =========




                 See accompanying notes to financial statements.

================================================================================

                               CINCINNATI FUND(R)

--------------------- Statements of Changes in Net Assets-----------------------

                                                                        Six Months
                                                                           Ended              Year
                                                                         June 30,             Ended
                                                                            2002           December 31,
                                                                       (Unaudited)             2001
                                                                       -----------        -------------
FROM OPERATIONS:
Net investment loss                                                   $     (2,871)        $       (479)
Net realized gain on investment transactions                               180,672              316,278
Net decrease in unrealized appreciation on investments                    (356,478)            (525,049)
                                                                      ------------         -------------
   Net decrease in net assets from operations                             (178,677)            (209,250)
                                                                      ------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                      --                 (311)
From net realized gain on investment transactions                               --             (326,421)
                                                                      ------------         -------------
   Decrease in net assets from distributions to shareholders                    --             (326,732)
                                                                      ------------         -------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                  403,743              380,306
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                                --              319,568
Payments for shares redeemed                                              (482,151)          (1,167,610)
                                                                      ------------         -------------
   Net decrease in net assets from Fund shares transactions                (78,408)            (467,736)
                                                                      ------------         -------------
NET DECREASE IN NET ASSETS                                                (257,085)          (1,003,718)

NET ASSETS:
Beginning of period                                                     10,878,371           11,882,089
                                                                      ------------         -------------
End of period                                                         $ 10,621,286         $ 10,878,371
                                                                      ============         ============
FUND SHARE TRANSACTIONS:
Shares sold                                                                 22,645               20,848
Shares issued in reinvestment of distributions to shareholders                  --               17,853
Shares redeemed                                                            (26,437)             (63,495)
                                                                      ------------         -------------
   Net decrease in Fund shares outstanding                                  (3,792)             (24,794)
Shares outstanding, beginning of period                                    612,003              636,797
                                                                      ------------         -------------
Shares outstanding, end of period                                          608,211              612,003
                                                                      ============         =============


                 See accompanying notes to financial statements.
================================================================================
                                       10

                               CINCINNATI FUND(R)
-------- Financial Highlights - Per Share Data For a Share Outstanding ---------

                                          Six Months
                                            Ended
                                           June 30,                       Year Ended December 31,
                                             2002          -------------------------------------------------------
                                          (Unaudited)       2001        2000        1999        1998         1997
                                          -----------      -------     -------     -------     -------     -------
BEGINNING NET ASSET VALUE                   $ 17.78        $ 18.66     $ 19.84     $ 20.84     $ 18.98     $ 15.40
                                            -------        -------     -------     -------     -------     -------

INVESTMENTS OPERATIONS:
Net investment income                            --             --        0.04        0.12        0.06        0.07
Net gain (loss) on investments                (0.32)         (0.33)       0.53       (0.98)       2.20        4.39
                                            -------        -------     -------     -------     -------     -------
   Total from investment operations           (0.32)         (0.33)       0.57       (0.86)       2.26        4.46
                                            -------        -------     -------     -------     -------     -------
DISTRIBUTIONS:
Dividends from net investment income             --             --       (0.04)      (0.12)      (0.06)      (0.07)
Distributions from net realized gain             --          (0.55)      (1.71)      (0.02)      (0.34)      (0.81)
                                            -------        -------     -------     -------     -------     -------
   Total distributions                           --          (0.55)      (1.75)      (0.14)      (0.40)      (0.88)
                                            -------        -------     -------     -------     -------     -------
ENDING NET ASSET VALUE                      $ 17.46        $ 17.78     $ 18.66     $ 19.84     $ 20.84     $ 18.98
                                            =======        =======     =======     =======     =======     =======

TOTAL RETURN                                  (1.80%)(2)     (1.79%)      2.92%      (4.13%)     11.89%      28.98%

ENDING NET ASSETS (000'S)                   $10,621        $10,878     $11,882     $19,880     $26,544     $17,527

AVERAGE NET ASSET RATIOS:
Net expenses                                   1.75% (3)      1.77%       1.44%       1.28%       1.37%       1.69%(1)
Net investment income                         (0.05%)(3)      0.00%       0.17%       0.49%       0.30%       0.50%(1)

PORTFOLIO TURNOVER RATE                           0%             6%          0%         22%          8%         17%

(1) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.01% in 1997 had the Adviser not voluntarily waived fees or reimbursed expenses.
(2)  Unannualized.
(3)  Annualized.


                 See accompanying notes to financial statements.
===============================================================================
                                       11

                               CINCINNATI FUND(R)
  ---------Notes to Financial Statements - June 30, 2002 (Unaudited)---------


1.   SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of two diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Fund is capital appreciation by investing in the stock of companies with an important business presence in the Greater Cincinnati Area. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION - The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At June 30, 2002, based on a federal income tax cost of $6,021,048, gross unrealized appreciation on common stocks totaled $4,344,336 and gross unrealized depreciation totaled $315,514. There were no differences between the book basis and tax basis of either distributable earnings as of December 31, 2001, or distributions paid for the years ended December 31, 2001 and 2000.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).



================================================================================
                                       12

                               CINCINNATI FUND(R)
 ----------NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)----------


ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.50% of the Fund's average daily net assets.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of the Fund's Adviser to waive some or all of its fee as necessary to limit the further committed through December 31, 2002 to waive some or all of its fee if the exceeds 1.75%. Any waiver, however, cannot exceed the aggregate advisory fee paid by the Fund for the applicable year. Accordingly, for the six months ended June 30, 2002, the Adviser waived investment advisory and management fees of $3,868.

The Adviser provides shareholder, transfer, dividend disbursing, accounting and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average daily net assets.

3.   INVESTMENT TRANSACTIONS
For the six months ended June 30, 2002, proceeds from sales of investment securities (excluding short-term investments) totaled $547,066. There were no purchases of long-term investment securities during the period.

4.   BANK LINE OF CREDIT
The Fund has an uncommitted $1,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, which expires October 31, 2002, bear interest at the bank's prime rate minus 0.50% During the six months ended June 30, 2002, there were no borrowings on this line of credit.





================================================================================
                                       13

                ================= AFFORDABILITY =================

                        $1,000 Minimum Initial Investment

                       $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                            No Annual Account Charges

                               No-Fee IRA Accounts



                 ================= CONVENIENCE =================

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                          Systematic Withdrawal Program

                              Telephone Redemptions





                ================== FLEXIBILITY ==================

      The Cincinnati Fund(R) is available for numerous investment options:

                                   Individuals
                                      IRAs
                                     Trusts
                                  Pension Plans
                                 Gifts to Minors